GEOGRAPHICAL SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SEGMENTS [Abstract]
Schedule of Revenues by Geographic Areas

	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

North America (mainly the United States)	1,966	1,737	1,812
Germany	950	182	400
Italy	175	730	83
Other European countries	1,609	734	570
China	1,246	660	580
Japan	-	100	-
Korea	-	270	380
Israel	123	268	-
Other Far Eastern countries	639	964	87
	6,708	5,645	3,912

Schedule of Long-Lived Assets by Geographic Areas

	Year ended
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Israel	737	718
U.S.A.	17	20
	754	738